STOCKHOLDERS' EQUITY (DEFICIT) - Warrants (Details)		12 Months Ended
	May 13, 2022	Dec. 31, 2023 D $ / shares shares	Sep. 30, 2024 shares	Dec. 31, 2022 $ / shares shares
STOCKHOLDERS' EQUITY (DEFICIT)
Warrants outstanding | shares		77,494	13,067,494
Warrant exercisable in to shares | shares				1
Exercise price of warrants | $ / shares				$ 3.61
Monterey Capital Acquisition Corporation
STOCKHOLDERS' EQUITY (DEFICIT)
Warrants outstanding | shares		9,200,000
Exercise price of warrants | $ / shares		$ 1
Monterey Capital Acquisition Corporation | Class A common stock
STOCKHOLDERS' EQUITY (DEFICIT)
Issue price per share | $ / shares		$ 9.2
Rights receive by each holder | shares		0.1
Monterey Capital Acquisition Corporation | Warrants
STOCKHOLDERS' EQUITY (DEFICIT)
Public warrants exercisable term after the completion of a business combination	30 days
Public warrants expiration term	5 years
Monterey Capital Acquisition Corporation | Warrants | Class A common stock
STOCKHOLDERS' EQUITY (DEFICIT)
Warrant exercisable in to shares | shares		1
Exercise price of warrants | $ / shares		$ 11.5
Monterey Capital Acquisition Corporation | Private placement warrants
STOCKHOLDERS' EQUITY (DEFICIT)
Warrants outstanding | shares		3,040,000		3,040,000
Monterey Capital Acquisition Corporation | Public Warrants
STOCKHOLDERS' EQUITY (DEFICIT)
Warrants outstanding | shares		9,200,000		9,200,000
Issue price per share | $ / shares		$ 9.2
Percentage of gross proceeds on total equity proceeds		60
Adjustment of exercise price of warrants based on market value and newly issued price (as a percent)		115.00%
Stock price trigger for redemption of public warrants (in dollars per share) | $ / shares		$ 18
Adjustment one of redemption price of stock based on market value and newly issued price (as a percent)		180.00%
Public warrants exercisable term after the completion of a business combination		30 days
Public warrants expiration term		5 years
Redemption price per public warrant (in dollars per share) | $ / shares		$ 0.01
Minimum threshold written notice period for redemption of public warrants		30 days
Threshold trading days for redemption of public warrants | D		20
Threshold consecutive trading days for redemption of public warrants | D		30
Threshold number of business days before sending notice of redemption to warrant holders | D		3